Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000200669
Shareholder Report [Line Items]
Fund Name	Penn Mutual AM Strategic Income Fund
Class Name	I Shares
Trading Symbol	PMUBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Penn Mutual AM Strategic Income Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pennmutualam.com/strategies/strategic-income-strategy/institutional-mutual-fund. You can also request this information by contacting us at 877-762-6552.
Additional Information Phone Number	877-762-6552
Additional Information Website	https://www.pennmutualam.com/strategies/strategic-income-strategy/institutional-mutual-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penn Mutual AM Strategic Income Fund, I Shares	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 124,607,316
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 273,929
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$124,607,316	81	$273,929	32%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Information Technology	0.4%
Materials	0.8%
Loan Participations	1.2%
U.S. Government Agency Obligation	2.0%
Municipal Bond	2.2%
Communication Services	2.3%
Energy	2.8%
Utilities	3.7%
Consumer Discretionary	5.0%
Health Care	5.7%
U.S. Treasury Obligations	6.2%
Industrials	8.2%
Financials	8.4%
Asset-Backed Securities	15.6%
Mortgage-Backed Securities	34.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
FHLMC	3.000%	05/01/53	3.2%
GNMA, Ser 2013-11, Cl LP	3.500%	01/20/43	3.0%
FREMF Mortgage Trust, Ser K69, Cl B	3.854%	10/25/49	3.0%
FHLMC, Ser 2016-4609, Cl QV	3.000%	05/15/44	2.7%
FREMF Mortgage Trust, Ser K47, Cl C	3.709%	06/25/48	2.4%
University of Texas System Permanent University Fund	5.262%	07/01/39	2.2%
State Street, TSFR3M + 0.822%	6.144%	05/15/28	2.1%
FREMF Mortgage Trust, Ser K65, Cl B	4.221%	07/25/50	2.0%
FFCB	6.080%	04/28/33	2.0%
Centene	4.625%	12/15/29	1.9%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	877-762-6552
Updated Prospectus Web Address	https://www.pennmutualam.com/strategies/strategic-income-strategy/institutional-mutual-fund
C000220871
Shareholder Report [Line Items]
Fund Name	Penn Mutual AM 1847 Income Fund
Class Name	I Shares
Trading Symbol	PMEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about I Shares of the Penn Mutual AM 1847 Income Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.pennmutualam.com/strategies/balanced-income-strategy/penn-mutual-am-1847-income-fund. You can also request this information by contacting us at 877-762-6552.
Additional Information Phone Number	877-762-6552
Additional Information Website	https://www.pennmutualam.com/strategies/balanced-income-strategy/penn-mutual-am-1847-income-fund
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Penn Mutual AM 1847 Income Fund, I Shares	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 44,890,770
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 27,802
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$44,890,770	89	$27,802	48%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Utilities	2.0%
Communication Services	3.9%
Financials	5.8%
Materials	5.9%
Consumer Staples	8.1%
Energy	9.3%
Industrials	11.0%
Information Technology	15.0%
Consumer Discretionary	15.3%
Health Care	21.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Abercrombie & Fitch Management	8.750%	07/15/25	3.4%
Halozyme Therapeutics	0.250%	03/01/27	3.3%
Emergent BioSolutions	3.875%	08/15/28	3.3%
Graham Holdings	5.750%	06/01/26	3.1%
Gap	3.625%	10/01/29	3.0%
Ionis Pharmaceuticals	0.125%	12/15/24	3.0%
Regeneron Pharmaceuticals	2.800%	09/15/50	2.8%
Ingles Markets	4.000%	06/15/31	2.7%
Royalty Pharma	3.550%	09/02/50	2.7%
Microsoft	2.500%	09/15/50	2.5%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	877-762-6552
Updated Prospectus Web Address	https://www.pennmutualam.com/strategies/balanced-income-strategy/penn-mutual-am-1847-income-fund